Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Sep. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
EAD	kr 319,239	kr 305,659
Risk exposure amount	86,308	83,831
Minimum capital requirements	6,905	6,707
Risk exposure amount adjustment according to Basel I floor		4,503
Minimum capital requirement adjustment according to Basel I floor		360
Total risk exposure amount including Basel I floor		88,334
Total minimum capital requirement including Basel I floor		7,067
Credit valuation adjustment risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	2,075	1,989
Minimum capital requirements	166	159
Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	959	1,326
Minimum capital requirements	76	106
Commodities risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	11	13
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	3,284	3,284
Minimum capital requirements	263	263
Standardized approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	1,453	1,316
Risk exposure amount	1,453	1,316
Minimum capital requirements	116	105
Standardized approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	1,453	1,316
Risk exposure amount	1,453	1,316
Minimum capital requirements	116	105
IRB approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	317,786	304,343
Risk exposure amount	78,526	75,903
Minimum capital requirements	6,283	6,073
IRB approach | Credit risk | Central governments
Disclosure of credit risk exposure [line items]
EAD	171,388	161,429
Risk exposure amount	9,871	9,331
Minimum capital requirements	790	747
IRB approach | Credit risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	31,756	38,163
Risk exposure amount	9,748	12,688
Minimum capital requirements	780	1,015
IRB approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	114,542	104,630
Risk exposure amount	58,807	53,763
Minimum capital requirements	4,705	4,301
IRB approach | Credit risk | Assets without counterparty
Disclosure of credit risk exposure [line items]
EAD	100	121
Risk exposure amount	100	121
Minimum capital requirements	8	10
IRB approach | Counterparty risk in derivatives | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	5,009	4,131
Risk exposure amount	1,827	1,574
Minimum capital requirements	146	126
IRB approach | Specialized lending | Corporates
Disclosure of credit risk exposure [line items]
EAD	3,438	2,478
Risk exposure amount	2,235	1,643
Minimum capital requirements	kr 179	kr 131